Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.61%	9.27%	8.60%
Performance Inception Date		Feb. 10, 2017
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			14.42%	9.76%	8.77%
Performance Inception Date		Oct. 01, 1997
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.56%	7.76%	6.91%
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.44%	7.34%	6.65%
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			16.37%	10.66%	9.32%
Performance Inception Date		Feb. 04, 2022
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.65%	10.94%	9.47%
Performance Inception Date		Jul. 31, 2018
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Spectrum Aggressive Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.15%	10.94%	10.24%
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.15%	3.22%	3.89%
Performance Inception Date		Feb. 10, 2017
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.59%	3.68%	4.05%
Performance Inception Date		Sep. 30, 2004
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.78%	1.98%	2.36%
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.94%	2.35%	2.69%
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.81%	4.78%	4.73%
Performance Inception Date		Jul. 31, 2018
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Spectrum Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.06%	4.05%	4.92%
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.03%	6.30%	6.59%
Performance Inception Date		Feb. 10, 2017
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.58%	6.76%	6.77%
Performance Inception Date		Sep. 30, 2004
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.60%	4.59%	4.63%
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.94%	4.77%	4.84%
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			11.78%	7.91%	7.43%
Performance Inception Date		Jul. 31, 2018
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Allspring Spectrum Growth Fund (Classes A, C & Institutional) | Spectrum Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		11.79%	6.97%	7.66%
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(1.96%)	0.64%	1.91%
Performance Inception Date		Feb. 10, 2017
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.29%	1.08%	2.04%
Performance Inception Date		Sep. 30, 2004
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.24%	(0.36%)	0.71%
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.96%	0.36%	1.17%
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			4.34%	2.17%	2.72%
Performance Inception Date		Jul. 31, 2018
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional) | Spectrum Income Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		3.95%	1.79%	3.11%
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.63%	5.12%	5.48%
Performance Inception Date		Feb. 10, 2017
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			8.14%	5.58%	5.64%
Performance Inception Date		Oct. 01, 1997
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	3.72%	3.76%
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.52%	3.86%	3.95%
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			10.30%	6.72%	6.32%
Performance Inception Date		Jul. 31, 2018
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%	12.55%
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional) | Spectrum Moderate Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		9.86%	5.87%	6.49%

[1]	Source: Allspring Funds Management, LLC. The Spectrum Aggressive Growth Blended Index is composed of 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Equity Blended Index was renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.
[2]	Source: Allspring Funds Management, LLC. Effective September 1, 2025, the Spectrum Conservative Growth Blended Index is composed of 36% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 15% Bloomberg U.S. TIPS Index, 13% MSCI ACWI ex USA Index (Net) and 10% ICE BofA U.S. High Yield Constrained Index. Prior to September 1, 2025, the weightings of the Spectrum Conservative Growth Blended Index were: 41% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000® Index, 15% Bloomberg U.S. TIPS Index, 15% ICE BofA U.S. High Yield Constrained Index and 9% MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Moderate Balanced Blended Index, which was composed of 60% Bloomberg U.S. Aggregate Bond Index, 28% Russell 3000® Index and 12% MSCI ACWI ex USA Index (Net), was renamed the Spectrum Conservative Growth Blended Index. You cannot invest directly in an index.
[3]	Source: Allspring Funds Management, LLC. Effective September 1, 2025, the Spectrum Growth Blended Index is composed of 45% Russell 3000® Index, 20% Bloomberg U.S. Aggregate Bond Index,19% MSCI ACWI ex USA Index (Net), 10% Bloomberg U.S. TIPS Index and 6% ICE BofA U.S. High Yield Constrained Index. Prior to September 1, 2025, the weightings of the Spectrum Growth Blended Index were: 40% Russell 3000® Index, 17% MSCI ACWI ex USA Index (Net), 15% Bloomberg U.S. Aggregate Bond Index, 14% Bloomberg U.S. TIPS Index and 14% ICE BofA U.S. High Yield Constrained Index. Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed of 56% Russell 3000® Index, 24% MSCI ACWI ex USA Index (Net) and 20% Bloomberg U.S. Aggregate Bond Index, was renamed the Spectrum Growth Blended Index. You cannot invest directly in an index.
[4]	Source: Allspring Funds Management, LLC. Effective September 1, 2025, the Spectrum Income Allocation Blended Index is composed of 54% Bloomberg U.S. Aggregate Bond Index, 15% Bloomberg U.S. TIPS Index, 12% ICE BofA U.S. High Yield Constrained Index, 12% Russell 3000® Index and 7% of the MSCI ACWI ex USA Index (Net). Prior to September 1, 2025, the weightings of the Spectrum Income Allocation Blended Index were: 65% Bloomberg U.S. Aggregate Bond Index, 15% ICE BofA U.S. High Yield Constrained Index, 10% Bloomberg U.S. TIPS Index, 7% Russell 3000® Index and 3% MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Conservative Allocation Blended Index, which was composed of 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index and 6% MSCI ACWI ex USA Index (Net), was renamed the Spectrum Income Allocation Blended Index. You cannot invest directly in an Index.
[5]	Source: Allspring Funds Management, LLC. Effective September 1, 2025, the Spectrum Moderate Growth Blended Index is composed of 37% Russell 3000® Index, 29% Bloomberg U.S. Aggregate Bond Index, 16% MSCI ACWI ex USA Index (Net), 10% Bloomberg U.S. TIPS Index and 8% ICE BofA U.S. High Yield Constrained Index. Prior to September 1, 2025, the weightings of the Spectrum Moderate Growth Blended Index were: 32% Russell 3000® Index, 26% Bloomberg U.S. Aggregate Bond Index, 14% Bloomberg U.S. TIPS Index, 14% ICE BofA U.S. High Yield Constrained Index and 14% MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Growth Balanced Blended Index, which was composed of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex USA Index (Net), was renamed the Spectrum Moderate Growth Blended Index. You cannot invest directly in an index.